Business Combination - Considerations Transferred Identifiable Assets Acquired and Liabilities Assumed at Acquisition Date (Detail) - KRW (₩) ₩ in Millions	Oct. 01, 2017	Sep. 01, 2017
SM LIFE DESIGN COMPANY JAPAN INC [member]
Considerations paid:
Cash and cash equivalents		₩ 30,000
Assets and liabilities acquired:
Cash and cash equivalents		3,434
Trade and other receivables		1,471
Inventories		1,879
Property and equipment		4
Intangible assets		6,677
Trade and other payables		(2,563)
Deferred tax liabilities		(2,324)
Other liabilities		(326)
Net assets		₩ 8,252
S.M. Mobile Communications JAPAN Inc [member]
Considerations paid:
Shares of IRIVER LIMITED	₩ 24,650
Assets and liabilities acquired:
Cash and cash equivalents	4,112
Trade and other receivables	237
Property and equipment	311
Intangible assets	7,445
Other assets	41
Trade and other payables	(815)
Other liabilities	(154)
Net assets	₩ 11,177